Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document and Entity Information
Entity Registrant Name	OptimizeRx Corp
Entity Central Index Key	0001448431
Amendment Flag	true
Amendment Description	On May 4, 2015, we filed with the Securities and Exchange Commission a registration statement on Form S-1 (File No. 333-203820), which was amended by a pre-effective amendment filed on June 1, 2015, to register the offer and sale of 849,139 shares of our common stock, $0.001 par value per share, of which 804,139 shares of common stock are issuable upon the exercise of warrants. The Registration Statement was declared effective by the Commission on June 16, 2015. This Post-Effective Amendment No. 1 to the Form S-1/A is being filed to include a revised audit opinion from our independent auditor, KLJ & Associates, LLP. All securities offered hereby are being offered on a delayed or continuous basis. We are not registering any additional securities under this Post-Effective Amendment. All filing fees payable in connection with the registration of these securities were previously paid by us in connection with the filing of the Form S-1.
Document Type	S-1
Entity Filer Category	Smaller Reporting Company
Document Period End Date	Jun. 30, 2015